Offerings	Feb. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	2,903,144
Proposed Maximum Offering Price per Unit	32.56
Maximum Aggregate Offering Price	$ 94,526,368.64
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,471.99
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall be deemed to cover any additional shares of common stock, par value $0.00001 per share (the "Common Stock"), of Apogee Therapeutics, Inc. that may be issued pursuant to the Apogee Therapeutics, Inc. 2023 Equity Incentive Plan (the "2023 Plan") and the Apogee Therapeutics, Inc. 2023 Employee Stock Purchase Plan (the "2023 ESPP") as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged. The “Proposed Maximum Offering Price Per Unit” and the “Maximum Aggregate Offering Price” are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on the Nasdaq Stock Market, on February 26, 2025. The number listed under "Amount Registered" represents 2,903,144 shares of Common Stock reserved for issuance under the 2023 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	580,628
Proposed Maximum Offering Price per Unit	32.56
Maximum Aggregate Offering Price	$ 18,905,247.68
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,894.39
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this Registration Statement on Form S-8 shall be deemed to cover any additional shares of Common Stock of Apogee Therapeutics, Inc. that may be issued pursuant to the 2023 Plan and the 2023 ESPP as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged. The “Proposed Maximum Offering Price Per Unit” and the “Maximum Aggregate Offering Price” are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on the Nasdaq Stock Market, on February 26, 2025. The number listed under "Amount Registered" represents 580,628 shares of Common Stock reserved for issuance under the 2023 ESPP.